Annual Fund Operating Expenses - Series M - Series M	Apr. 24, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.00%	[2]

[1]	The Advisor does not charge the Fund a fee for its advisory services and pays all ordinary operating expenses, excluding extraordinary litigation expenses and any acquired fund fees and expenses, incurred by the Fund. The Fund is part of a wrap fee program or other program advised or sub-advised by UBS AM or its affiliates, clients of which often pay a single aggregate fee for all costs and expenses of the program (including investment management, custody and portfolio execution fees). You are strongly encouraged to read carefully the wrap fee brochure or other disclosures provided to you in connection with the program account.
[2]	"Other expenses" and "Total annual fund operating expenses" include "Acquired fund fees and expenses" which were less than 0.01% of the average net assets of the Fund.